UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-22379

Partners Group Private Equity (TEI), LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.
450 Lexington Ave, 39th Floor
New York, NY 10017

(Address of principal executive offices) (Zip code)

Brooks Lindberg, CCO
450 Lexington Ave, 29th Floor
New York, NY 10017

(Name and address of agent for service)

registrant's telephone number, including area code: (212) 763-4700

Date of fiscal year end: March 31

Date of reporting period: March 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE EQUITY (TEI), LLC
(a Delaware Limited Liability Company)
Financial Statements

For the Period from May 1, 2010 (Commencement of Operations) to March 31, 2011

(Including the Financial Statements of the Partners Group Private Equity (Master Fund), LLC)

PARTNERS GROUP PRIVATE EQUITY (TEI), LLC
(a Delaware Limited Liability Company)

For the Period from May 1, 2010 (Commencement of Operations) to March 31, 2011

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Statement of Assets, Liabilities and Members' Equity	2
Statement of Operations	3
Statements of Changes in Members' Equity	4
Statement of Cash Flows	5
Financial Highlights	6
Notes to Financial Statements	7-10
Fund Management	11-12
Other Information	13-15
Financial Statements of Partners Group Private Equity (Master Fund), LLC	Appendix I

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of
Partners Group Private Equity (TEI), LLC:

In our opinion, the accompanying consolidated statement of assets, liabilities, and members’ equity, and the related consolidated statements of operations and of changes in members' equity and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Partners Group Private Equity (TEI), LLC (the "Fund") at March 31, 2011, and the results of its operations, the changes in its members’ equity, its cash flows and the financial highlights for the period May 1, 2010 (commencement of operations) through March 31, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

May 27, 2011

PricewaterhouseCoopers LLP, 2001 Ross Avenue, Suite 1800, Dallas, Texas 75201 T: (214) 999-1400, F: (214) 754-7991, www.pwc.com/us

PARTNERS GROUP PRIVATE EQUITY (TEI), LLC*
(a Delaware Limited Liability Company)
Consolidated Statement of Assets, Liabilities and Members' Equity - March 31, 2011

Assets
Investment in Partners Group Private Equity (Master Fund), LLC, at fair value (cost $49,437,078)	$54,195,046
Interest receivable	4
Receivable for expense waivers	41,019
Prepaid organizational fees	5,358

Total Assets	$54,241,427

Liabilities
Servicing fees payable	$31,693
Accounting and administration fees payable	8,554
Custodian fees payable	2,200
Registration fees payable	1,400
Other expenses payable	2,566

Total Liabilities	$46,413

Members' Equity	$54,195,014

Members' Equity consists of:
Members' Equity paid-in	$50,157,926
Accumulated net investment loss	(223,513)
Accumulated net realized gain on investments and foreign currency translation	524,592
Accumulated net unrealized appreciation on investments and foreign currency translation	4,211,806
Accumulated Adviser's Incentive Allocation	(475,797)

Total Members' Equity	$54,195,014

Number of Outstanding Units	47,209

Net Asset Value per Unit	$1,147.98

* Consolidated Statement. See note 1 of the Financial Statements.

The accompanying notes are an integral part of these Financial Statements.

2

PARTNERS GROUP PRIVATE EQUITY (TEI), LLC*
(a Delaware Limited Liability Company)
Consolidated Statement of Operations
Period from Commencement of Operations - May 1, 2010 through March 31, 2011

Fund Investment Income	74

Fund Operating Expenses
Servicing fees	$179,112
Accounting and Administration fees	73,338
Organizational expense	59,030
Registration fees	12,975
Custodian fees	2,200
Professional fees	1,777
Other expenses	12,108
Total Operating Expenses	$340,540

Expense Waivers	$(95,383)

Total Fund Net Operating Expenses	$245,083

Investment Income Allocated from Partners Group Private Equity (Master Fund), LLC
Interest	$541,883
Expenses	(520,313)
Total Investment Income Allocated from Partners Group Private Equity (Master Fund), LLC	$21,570

Net Investment Loss	$(223,513)

Net Realized Gain and Change in Unrealized Appreciation on Investments and Foreign Currency allocated from Partners Group Private Equity (Master Fund), LLC
Net realized gain on foreign currency contracts	$247
Net realized gain distributions from Private Equity Investments	524,345
Net change in accumulated unrealized appreciation on investments and foreign currency translation	4,211,806

Net Realized Gain and Change in Unrealized Appreciation on Investments and Foreign Currency allocated from Partners Group Private Equity (Master Fund), LLC	$4,736,398

Adviser's Incentive Allocation	$(475,797)

Net Increase in Members' Equity from Operations	$4,037,088

* Consolidated Statement. See note 1 of the Financial Statements.

The accompanying notes are an integral part of these Financial Statements.

3

PARTNERS GROUP PRIVATE EQUITY (TEI), LLC*
(a Delaware Limited Liability Company)
Consolidated Statement of Changes in Members' Equity
Period from Commencement of Operations - May 1, 2010 through March 31, 2011

Members'
Equity

Members' Equity at May 1, 2010	$-
Capital contributions	50,157,926
Net investment loss	(223,513)
Net realized gain on foreign currency contracts	247
Net realized gain distributions from Private Equity Investments	524,345
Net change in accumulated unrealized appreciation on investments and foreign currency translation	4,211,806
Adviser's Incentive Allocation	(475,797)
Members' Equity at March 31, 2011	$54,195,014

Units outstanding at May 1, 2010	-
Units sold	47,209
Units redeemed	-
Units outstanding at March 31, 2011	47,209

* Consolidated Statement. See note 1 of the Financial Statements.

The accompanying notes are an integral part of these Financial Statements.

4

PARTNERS GROUP PRIVATE EQUITY (TEI), LLC*
(a Delaware Limited Liability Company)
Consolidated Statement of Cash Flows
Period from Commencement of Operations - May 1, 2010 through March 31, 2011

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity from Operations	$4,037,088
Adjustments to reconcile Net Increase in Members' Equity from Operations to net cash used in operating activities:
Purchases of interests in Partners Group Private Equity (Master Fund), LLC	(50,157,926)
Net investment income allocated from Partners Group Private Equity (Master Fund), LLC	(21,570)
Net realized gain on foreign currency contracts allocated from Partners Group Private Equity (Master Fund), LLC	(247)
Net realized gain distributions from Private Equity Investments allocated from Partners Group Private Equity (Master Fund), LLC	(524,345)
Net change in accumulated unrealized appreciation on investments and foreign currency translation allocated from Partners Group Private Equity (Master Fund), LLC	(3,966,755)
Adviser's Incentive Allocation	475,797
Increase in interest receivable	(4)
Increase in receivable for expense waivers	(41,019)
Increase in prepaid assets	(5,358)
Increase in servicing fees payable	31,693
Increase in accounting and administration fees payable	8,554
Increase in registration fees payable	1,400
Increase in custodian fees payable	2,200
Increase in other expenses payable	2,566
Net Cash Used in Operating Activities	$(50,157,926)

CASH FLOWS FROM FINANCING ACTIVITIES
Members' capital contributions	$50,157,926
Net Cash Provided by Financing Activities	$50,157,926

Net change in cash and cash equivalents	-

Cash and cash equivalents at beginning of period	-
Cash and cash equivalents at End of Period	$-

* Consolidated Statement. See note 1 of the Financial Statements.

The accompanying notes are an integral part of these Financial Statements.

5

PARTNERS GROUP PRIVATE EQUITY (TEI), LLC*
(a Delaware Limited Liability Company)
Consolidated Financial Highlights

Period from Commencement of
Operations - May 1, 2010 through
March 31, 2011

Per Unit Operating Performances (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$1,000.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)	(4.73)
Net realized and unrealized gain on investments	152.71

Net Increase in Members' Equity from Operations	147.98

DISTRIBUTIONS TO MEMBERS:
Net change in Members' Equity due to distributions to Members	-

NET ASSET VALUE, END OF PERIOD	$1,147.98

TOTAL RETURN (3) (4)	14.80%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	54,195
Net investment (loss) to average net assets, excluding Incentive Allocation (5)	(0.94)%
Ratio of gross expenses to average net assets, excluding Incentive Allocation (5) (6)	3.59%
Ratio of expense waiver to average net assets	(0.59)%
Ratio of net expenses to average net assets, excluding Incentive Allocation (5) (7)	3.00%
Ratio of Incentive Allocation to average net assets (5)	1.69%
Portfolio Turnover	5.71%
* Consolidated Statement. See note 1 of the Financial Statements.

(1)	Selected data for a unit of membership interest outstanding throughout the period.

(2)	The net asset value for the beginning period May 1, 2010 (Commencement of Operations) through March 31, 2011 represents the initial contribution per unit of $1,000.

(3)
Total return based on per unit net asset value reflects the changes in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested.

(4)	Not annualized

(5)	Annualized

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by management.

(7)	Effective May 1, 2010, the Fund is voluntarily capped at 3.0%. See note 2.d. for a more thorough Expense Limitation Agreement discussion.

The accompanying notes are an integral part of these Financial Statements.

6

Partners Group Private Equity (TEI), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2011

1.	Organization

Partners Group Private Equity (TEI), LLC (the “Fund”) invests substantially all of its assets in Partners Group Private Equity (Offshore), Ltd. (the “Offshore Fund”).  The Offshore Fund is a Cayman Islands limited duration company with the same investment objective as the Fund.  The Offshore Fund serves solely as an intermediary entity through which the Fund invests in Partners Group Private Equity (Master Fund), LLC (the “Master Fund”).  The Offshore Fund enables tax-exempt Members (as defined below) to invest without receiving certain income in a form that would otherwise be taxable to such tax-exempt Members regardless of their tax-exempt status.  The Fund owns 100% of the participating beneficial interest of the Offshore Fund.  Where these Notes to Financial Statements discuss the Funds’ investment in the Master Fund, it means its investment in the Master Fund through the Offshore Fund.

The Fund was organized as a limited liability company under the laws of the State of Delaware on December 14, 2009 and commenced operations on May 1, 2010. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The objective of the Fund is to seek attractive long-term capital appreciation by investing in a diversified portfolio of private equity investments.  To achieve its objective, the Fund will invest substantially all of its assets into the Master Fund, a limited liability company organized under the laws of the State of Delaware, which is also registered under the 1940 Act.  The Master Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended.  A Board of Managers (the “Board”) has overall responsibility for the management and supervision of the business operations of the Master Fund.  To the fullest extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of such board, or the Adviser. Units of limited liability company interests (“Units”) in the Fund are offered only to investors (“Members”) that represent that they are, an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended, and a “qualified client” within the meaning of Rule 205-3 under the Investment Advisers Act of 1940, as amended.  The Fund’s financial statements should be read in conjunction with the Master Fund’s financial statements, which are included as Appendix I.

The percentage of the Master Fund’s beneficial interests owned by the Fund at March 31, 2011, was 32.58%.

2.	Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with generally accepted accounting principles within the United States (“U.S. GAAP”).

b. Valuation of Investments

The method by which the Fund values the investment in the Master Fund is based on the ownership interests of the Master Fund’s net asset value allocated to the Fund.   Investments held by the Master Fund include direct, primary and secondary private equity investments (collectively, “Private Equity Investments”).  The Master Fund values interests in the Private Equity Investments at fair value in accordance with procedures established by the Board. Private Equity Investments are subject to the terms of their respective Private Equity Investments’ offering documents. Valuations of Private Equity Investments are subject to estimates and are net of management and performance incentive fees or allocations that may be payable pursuant to such offering documents.

c. Allocations from the Master Fund

In accordance with U.S. GAAP, the Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation allocated from the Master Fund.

d. Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Fund is recognized on an accrual basis. Expenses that are specifically attributed to the Fund are accrued and charged to the Fund. Because the Fund bears its proportionate share of the management fees of the Master Fund, the Fund pays no direct management fee to the Adviser. Income and expenses are recorded on an accrual basis.

7

Partners Group Private Equity (TEI), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2011 (continued)

2.	Significant Accounting Policies (continued)

e. Expense Limitation Agreement

Effective February 26, 2010, the Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund.  The Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, the Incentive Allocation (as defined below) and any acquired fund fees and expenses) do not exceed 3.00%, on an annualized basis (the “Expense Limit”).  For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain within the Expense Limit. The Expense Limitation Agreement has an initial two-year term, but it may be terminated by the Adviser or the Fund at any time that the Fund would not exceed the Expense Limit without giving effect to any Waiver.  For the ten month period ended March 31, 2011, the Adviser waived fees of $95,383, all of which is subject to recoupment through March 31, 2014.

f. Tax Basis Reporting

Because the Master Fund invests primarily in investments that are treated as partnerships for U.S. Federal tax purposes, the tax character of the Fund’s allocated earnings depends on the tax filings of the Private Equity Investments.  Accordingly, the tax bases of these allocated earnings and the related balances are not available as of the reporting date.

g. Income Taxes

For U.S. Federal income tax purposes, the Fund is treated as a partnership, and each Member in the Fund is treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund. Accordingly, no federal, state or local income taxes are paid by the Fund on the income or gains of the Fund since the Members are individually liable for the taxes on their allocated share of such income or gains of the Fund.

The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, The Financial Accounting Standards Board (“FASB”) issued Accounting for Uncertainty in Income Taxes which, requires the Adviser to determine whether a tax position of the Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of March 31, 2011, the tax years from the year 2010 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

h. Cash and cash equivalents

Pending investment in the Master Fund, the Fund holds cash and cash equivalents including amounts held in interest bearing deposit accounts.

At times, such amounts may exceed federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

i. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Member’s capital from operations during the reporting period. Actual results can differ from those estimates.

8

Partners Group Private Equity (TEI), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2011 (continued)

2.	Significant Accounting Policies (continued)

j. Organization Expenses

Costs incurred in connection with the organization of the Fund were $64,388, of which $59,030 was expensed for the fiscal period ended March 31, 2011.

3.	Fair Value Measurements

In January 2010, the FASB issued Improving Disclosures about Fair Value Measurements, which clarifies existing disclosure and requires additional disclosures for fair value measurements.  Effective for interim and annual reporting periods beginning after December 31, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 31, 2010, and for interim periods within those fiscal years, entities need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross rather than net basis.  Management continues to evaluate the application of Improving Disclosure about Fair Value Measurements to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any on the Fund’s financial statements.  The Master Fund, in which the Fund invests, is considered a Level 3 security.

4.	Allocation of Members’ Capital

Net profits or net losses of the Fund for each Allocation Period (as defined below) are allocated among and credited to or debited against the capital accounts of the Members. Each Allocation Period begins on the day after the last day of the preceding Allocation Period and ends at the close of business on the first to occur thereafter of: (1) the last day of a calendar month, (2) the last day of a taxable year; (3) the day preceding a day on which interests are purchased, (4) a day on which Units are repurchased by the Fund pursuant to tenders of Units by Members, or (5) a day on which any amount is credited to or debited from the capital account of any Members other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

The Fund maintains a separate capital account on its books for each Member. As of any date, the capital account of a Member shall be equal to the net asset value per Unit as of such date, multiplied by the number of Units held by such Member. Any amounts charged or debited against a Member’s capital account under the Fund’s ability to allocate special items, and to accrue reserves, other than among all Members in accordance with the number of Units held by each Member, shall be treated as a partial redemption of such Member’s Units for no additional consideration as of the date on which the Board determines such charge or debit is required to be made, and such Member’s Units shall be reduced thereby as appropriately determined by the Fund. Any amounts credited to a Member’s capital account under the Fund’s ability to allocate special items and to accrue reserves, other than among all Members in accordance with the number of Units held by each such Member, shall be treated as an issuance of additional Units to such Member for no additional consideration as of the date on which the Board determines such credit is required to be made, and such Member’s Units shall be increased thereby as appropriately determined by the Fund.  As of March 31, 2011, there have been no special items or accrued receivables allocated to Members’ capital accounts.

5.	Subscriptions and Repurchase of Members’ Interests

Units are generally offered for purchase as of the first day of each calendar month, but may be offered more or less frequently as determined by the Board in its sole discretion.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board.  In determining whether the Fund should offer to repurchase Units, the Board considers whether the Master Fund is making a contemporaneous repurchase offer for interests in the Master Fund, as well as a variety of other operational, business and economic factors.  The Adviser anticipates recommending to the Master Fund Board that, under normal circumstances, the Master Fund conduct repurchase offers quarterly on or about each January 1st, April 1st, July 1st and October 1st.  It is anticipated that the Fund will generally conduct repurchase offers contemporaneously with repurchase offers conducted by the Master Fund.

9

Partners Group Private Equity (TEI), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2011 (continued)

6.	Related Party Transactions and Other

An incentive allocation (“Incentive Allocation”) is calculated at the Master Fund level and allocated to the Fund based on the Fund’s ownership interest in the Master Fund.  The Incentive Allocation is equal to 10% of the excess, if any, of (i) the allocable share of the net profits of the Master Fund for the relevant period of each member of the Master Fund, including the Fund, over (ii) the then balance, if any, of that Member’s Loss Recovery Account (as defined below) will be debited from such Member’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser). The Advisers’ capital account in the Master Fund is maintained solely for the purpose of allocating the Incentive Allocation.

The Master Fund maintains a memorandum account for each member of the Master Fund, including the Fund (each, a “Loss Recovery Account”).  Each member’s Loss Recovery Account has an initial balance of zero and is (i) increased upon the close of each Allocation Period of the Master Fund by the amount of the relevant member’s allocable share of the net losses of the Master Fund for the Allocation Period, and (ii) decreased (but not below zero) upon the close of such Allocation Period by the amount of such member’s allocable share of the net profits of the Master Fund for the Allocation Period.  The Incentive Allocation is calculated and charged to each Member as of the end of each Allocation Period.  The Allocation Period with respect to a member whose interest in the Master Fund is repurchased or is transferred in part is treated as ending only for the portion of the interest so repurchased or transferred.  In addition, only the net profits of the Master Fund, if any, and the balance of the Loss Recovery Account attributable to the portion of the interest being repurchased or transferred (based on the member’s capital account amount being so repurchased or transferred) is taken into account in determining the Incentive Allocation for the Allocation Period then ending.  The member’s Loss Recovery Account is not adjusted for such member’s allocable share of the net losses of the Master Fund, if any, for the Allocation Period then ending that are attributable to the portion of the interest so repurchased or transferred.  For the period ended March 31, 2011 an Incentive Allocation of $475,797 was credited to the Incentive Allocation Account from the Fund.

UMB Bank, N.A. serves as custodian of the Fund’s cash balances and provides custodial services for the Fund. UMB Fund Services, Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services. For these services the Administrator receives a fixed monthly fee, basis points on net assets, and a monthly fee based on the number of Member accounts as well as reasonable out of pocket expenses.  For the year ended March 31, 2011, the Fund paid $73,338 in administration and accounting fees.

7.	Risk Factors

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund invests substantially all of its available capital in Private Equity Investments.  These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

A further discussion of the risks associated with an investment in the Fund is provided in the Master Fund’s Financial Statements, the Confidential Private Placement Memorandum and Statement of Additional Information.

8.	Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that the following subsequent events require disclosure in the financial statements. Effective April 1, 2011 and May 1, 2011, there were additional capital contributions to the Fund in the amounts of $8,339,225 and $4,845,275, respectively.  In addition, the board accepted tender requests in the amount of $154,406, which will be effective as of June 30, 2011.

10

Partners Group Private Equity (TEI), LLC
(a Delaware Limited Liability Company)

Fund Management (unaudited)

The identity of the Board Members and brief biographical information as of March 31, 2011 is set forth below.  The Fund’s Statement of Additional Information includes additional information about the Board members and is available, without charge, by calling 1-877-748-7209.

INDEPENDENT MANAGERS

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY MANAGERS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY MANAGERS OR OFFICER
James Frederick Munsell Year of Birth: 1941 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Chairman and Manager	Since Inception	Senior Counsel, Cleary Gottlieb Steen & Hamilton LLP (2001-Present); Senior Managing Director, Brock Capital Group LLC (2008-Present).	5
Robert J. Swieringa Year of Birth: 1942 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Manager	Since Inception	Professor of Accounting, S.C. Johnson Graduate School of Management at Cornell University (1997-Present); Director, The General Electric Company (2002-Present); Anne and Elmer Lindseth Dean, S.C. Johnson Graduate School of Management at Cornell University (1997-2007).	5

INTERESTED MANAGERS AND OFFICERS

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY MANAGERS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY MANAGERS OR OFFICER
Urs Wietlisbach Year of Birth: 1961 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Manager	Since Inception	Partner, Partners Group (1996-Present). Director, Partners Group Holdings (AG) (1996-Present)	5

11

Partners Group Private Equity (TEI), LLC
(a Delaware Limited Liability Company)

Fund Management (unaudited) (continued)

INTERESTED MANAGERS AND OFFICERS (continued)

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY MANAGER	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY MANAGER OR OFFICER
Scott Higbee Year of Birth:1973 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	President	Since Inception	Partner, Partners Group (2006-Present); Partners Group (2001-Present); Senior Associate; PricewaterhouseCoopers LLP (1997-1999); Director, Partners Group (USA), Inc. (2006-Present); Director, Partners Group Real Estate LLC (2007-Present).	5
Robert Collins Year of Birth:1976 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Chief Financial Officer	Since Inception	Vice President, Partners Group (2008-Present); Partners Group (2005-Present); Corporate Strategic Planning/M&A, Pfizer, Inc. (2004); Associate Director, UBS Warburg LLC/PaineWebber (1998-2003).	5
Brooks Lindberg Year of Birth:1972 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Chief Compliance Officer	Since Inception	Partner, Partners Group (2008-Present); Partners Group (2002-Present); Paradigm Properties (1998-2000); Director, Partners Group (USA), Inc. (2008-Present); Director, Partners Group Real Estate LLC (2008-Present).	5
Joshua B. Deringer Year of Birth: 1974 One Logan Square, Ste. 2000 Philadelphia, PA 19103-6996	Secretary	Since Inception	Partner, Drinker Biddle & Reath LLP (2009-Present); Drinker Biddle & Reath LLP (2001-Present).	5
* The Fund Complex consists of the Master Fund, Partners Group Private Equity, LLC, Partners Group Private Equity (Institutional), LLC, Partners Group Private Equity (TEI), LLC and Partners Group Private Equity ((Institutional TEI), LLC.

12

Partners Group Private Equity (TEI), LLC
(a Delaware Limited Liability Company)

Other Information (unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31.  The Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at 1-877-591-4656 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

13

Partners Group Private Equity (TEI), LLC
(a Delaware Limited Liability Company)

Other Information (unaudited)

Privacy Policy

FACTS	WHAT DOES PARTNERS GROUP PRIVATE EQUITY (TEI), LLC DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•           Social Security number
•           account balances
•           account transactions
•           transaction history
•           wire transfer instructions
•           checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons Partners Group Private Equity (TEI), LLC chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Partners Group Private Equity (TEI), LLC share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-877-748-7209

14

Partners Group Private Equity (TEI), LLC
(a Delaware Limited Liability Company)

Other Information (unaudited)

What we do
How does Partners Group Private Equity (TEI), LLC protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Privacy Policy (continued)
How does Partners Group Private Equity (TEI), LLC collect my personal information?
We collect your personal information, for example, when you

▪      open an account
▪      provide account information
▪      give us your contact information
▪      make a wire transfer
▪      tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

▪sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪affiliates from using your information to market to you
▪sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control.  They can be financial and nonfinancial companies.

▪      Our affiliates include companies with a Partners Group name,  such as Partners Group (USA) Inc. investment adviser to the Fund and other funds, and Partners Group AG.

Nonaffiliates
Companies not related by common ownership or control.  They can be financial and nonfinancial companies.

▪      Partners Group Private Equity (TEI), LLC doesn’t share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Partners Group Private Equity (TEI), LLC doesn’t jointly market.

15

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

Financial Statements

For the Year Ended March 31, 2011

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

For the Year Ended March 31, 2011

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2-3
Statement of Assets, Liabilities and Members' Equity	4
Statement of Operations	5
Statements of Changes in Members' Equity	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to Financial Statements	9-15
Fund Management	16-17
Other Information	18-21

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of
Partners Group Private Equity (Master Fund), LLC:

In our opinion, the accompanying statement of assets, liabilities, and members’ equity, and the related statements of operations and of changes in members' equity and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Partners Group Private Equity (Master Fund), LLC (the "Fund") at March 31, 2011, the results of its operations and its cash flows for the year then ended, and the changes in its members’ equity and the financial highlights for the year then ended and for the period July 1, 2009 through March 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011, provide a reasonable basis for our opinion.

May 27, 2011

PricewaterhouseCoopers LLP, 2001 Ross Avenue, Suite 1800, Dallas, Texas 75201 T: (214) 999-1400, F: (214) 754-7991, www.pwc.com/us

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - March 31, 2011

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL MEMBERS' EQUITY - NET ASSETS
Percentages as a percentage of total investments are as follows:

Private Equity Investments (68.69%) a
Direct Investments * (36.85%)
Direct Equity (18.05%)			Investment type	Geographic Region b	Fair Value
EQT Marvin Co-Investment, L.P. c			Limited partnership interest	Western Europe	$1,016,164
AnaCap Calcium L.P. c			Limited partnership interest	Western Europe	4,016,150
ATX Networks Holdings, LLC c			Member interest	North America	90,000
ACP Viking Co-Investment, LLC c			Member interest	North America	2,300,000
Collins Foods Holding Pty, Ltd. c			Common equity	Asia - Pacific	286,719
DLJSAP BookCO, LLC c			Member interest	South America	641,759
HGI Global Holdings, Inc. c			Common equity	North America	210,000
Mauritius (Luxembourg) Investments S.àr.l. c			Common equity	Western Europe	1,290,098
KKBS Group Holdings, LLC c			Member interest	North America	125,000
Learning Care Group (US) Inc. c			Warrants	North America	30,952
KLFS Holdings, L.P. c			Limited partnership interest	North America	1,700,000
MPH Acquisition Holdings, LLC c			Member interest	North America	2,500,000
Spring Topco, Ltd. c			Common equity	North America	5,465,101
Surgery Center Holdings, Inc. c			Preferred equity	North America	56,058
Swissport II Co-Invest FCPR c			Common equity	Western Europe	3,689,478
CD&R Univar Co-Investor, L.P. c			Limited partnership interest	North America	2,403,940
Valhalla Co-Invest, L.P. c			Limited partnership interest	Western Europe	4,197,576
					30,018,995

Direct Debt (18.80%)	Interest	Maturity	Investment type	Geographic Region b	Fair Value
Global Tel*Link Corporation	Libor + 11.25% (1.75% floor)	5/10/2017	Second lien	North America	4,000,000
KKBS Holdings LLC	12.00% + 2.00% PIK	12/17/2016	Mezzanine	North America	1,300,556
The ServiceMaster Company	Libor + 2.50%	7/24/2014	Senior	North America	2,935,998
Collins Foods Finance Pty Limited	8.00% + 8.00% PIK	12/28/2013	Mezzanine	Asia - Pacific	3,155,081
Triactor Acquico AB	Euribor + 6.00% + 6.00% PIK (2.00% floor)	9/27/2017	Mezzanine	Western Europe	647,302
Surgery Center Holdings, Inc.	12.00% + 3.00% PIK	6/24/2015	Mezzanine	North America	383,475
Learning Care Group (US) No. 2, Inc.	12.00%	6/30/2016	Senior	North America	2,206,070
Learning Care Group (US) Inc.	15.00% PIK (2x redemption preference)	6/30/2016	Mezzanine	North America	730,115
ATX Networks Corp.	12.00% + 2.00% PIK	5/12/2016	Mezzanine	North America	933,138
Bausch & Lomb, Inc.	Libor + 3.25%	4/26/2015	Senior	North America	2,981,793
HGI Holdings, Inc.	12.50%	10/1/2017	Mezzanine	North America	2,100,000
Newcastle Coal Infrastructure Group	BBSY + 6.50% (step-ups to 9.0%)	1/22/2023	Senior	Asia - Pacific	4,202,855
Svensk Utbildning Intressenter Holding AB	Libor (SEK) + 5.00% + 7.00% PIK (2.00% floor)	6/30/2018	Mezzanine	Western Europe	2,693,633
AMC Entertainment, Inc.	Libor + 3.25%	12/15/2016	Senior	North America	2,995,866
					31,265,882
Total Direct Investments (36.85%)					61,284,877

Secondary Investments* (31.25%)				Geographic Region b	Fair Value
3i Europartners Vb, L.P.				Western Europe	$733,268
Advent International GPE VI, L.P. c				Western Europe	1,805,389
Apollo Investment Fund IV, L.P. c				North America	229,704
Apollo Investment Fund VI, L.P.				North America	1,122,310
Apollo Investment Fund VII, L.P.				North America	882,119
Apollo Overseas Partners (Delaware) VII, L.P.				North America	342,282

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - March 31, 2011
(continued)

Ares Corporate Opportunities Fund III, L.P.	North America	222,312
Baring Asia Private Equity Fund IV, L.P. c	Asia - Pacific	614,797
Blackstone Capital Partners V, L.P.	North America	3,965,160
Blackstone Capital Partners V-S, L.P. c	North America	382,283
Candover 2001 Fund UK No. 2, L.P. c	Western Europe	277,543
Candover 2005 Fund, L.P. c	Western Europe	707,051
Carlyle Partners IV, L.P.	North America	3,614,289
Carlyle Partners V, L.P.	North America	4,136,954
Citigroup Venture Capital International Growth Offshore I, L.P.	Asia - Pacific	117,563
Citigroup Venture Capital International Growth Offshore II, L.P.	Asia - Pacific	406,925
Citigroup Venture International Growth Partnership II, L.P.	North America	1,238,725
CVC European Equity Partners IV Tandem Fund, L.P.	Western Europe	1,009,139
CVC European Equity Partners V, L.P.	Western Europe	1,326,399
Duke Street Capital V, L.P.	Western Europe	86,812
Duke Street Capital VI, L.P.	Western Europe	627,309
Fourth Cinven Fund, L.P. c	Western Europe	791,278
Green Equity Investors Side V, L.P.	North America	1,907,411
H.I.G Bayside Debt & LBO Fund II, L.P. c	North America	663,807
Highstar Capital III Prism, L.P.	North America	1,839,517
Investcorp Private Equity 2007 Fund, L.P. c	North America	2,953,566
Irving Place Capital Partners II, L.P.	North America	152,200
Irving Place Capital Partners III, L.P.	North America	1,138,005
KKR European Fund III, L.P. c	Western Europe	2,313,575
Madison Dearborn Capital Partners V, L.P. c	North America	2,493,888
Montagu III, L.P.	Western Europe	352,520
Palladium Equity Partners III, L.P.	North America	512,171
Silver Lake Partners III, L.P.	North America	3,514,816
Silver Lake Sumeru Fund, L.P.	North America	310,619
Thomas H. Lee Parallel Fund VI, L.P.	North America	1,659,055
TPG Partners VI, L.P.	North America	268,704
Warburg Pincus Private Equity IX, L.P. c	North America	1,368,127
Warburg Pincus Private Equity X, L.P.	North America	5,899,176
Total Secondary Investments (31.25%)		51,986,768

Primary Investments* (0.59%)	Geographic Region b	Fair Value
Avista Capital Partners II, L.P.	North America	$923,941
Baring Asia Private Equity V, L.P. c	Asia - Pacific	52,358
Total Primary Investments (0.59%)		976,299

Total Private Equity Investments (Cost $97,774,509) (68.69%)		114,247,944

Short-Term Investments (30.06%)
U.S. Government Treasury Obligations (30.06%)

U.S. Treasury Bill, 0.09%, 4/21/2011 d		9,999,500
U.S. Treasury Bill, 0.05%, 5/12/2011 d		9,999,453
U.S. Treasury Bill, 0.12%, 4/7/2011 d		9,999,800
U.S. Treasury Bill, 0.07%, 5/5/2011 d		9,999,386
U.S. Treasury Bill, 0.06%, 6/2/2011 d		9,998,790
Total U.S. Government Treasury Obligations (30.06%)		49,996,929

Total Short-Term Investments (Cost $49,997,192) (30.06%)		49,996,929

Total Investments (Cost $147,771,701) (98.75%)		164,244,873

Other Assets in Excess of Liabilities (1.25%)		2,081,421

Members' Equity (100.00%)		$166,326,294

*Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company.   Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.  Secondary investments involve acquiring single or portfolios of assets on the secondary market.

a  Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale.
b  Geographic region is based on where a Private Equity Investment is headquartered and may be different from where such Private Equity Investment invests or operates.
c   Non-income producing.
d  Each issue shows the rate of the discount at the time of purchase.
e  Represents 7-day effective yield as of March 31, 2011.
Total cost and fair value of restricted portfolio funds as of March 31, 2011 was $97,774,509 and $114,247,944, respectively.

The accompanying notes are an integral part of the Schedule of Investments.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Statement of Assets, Liabilities and Members' Equity - March 31, 2011

Assets
Private Equity Investments, at fair value (cost $97,774,509)	$114,247,944
Short-term investments, at fair value (cost $49,997,192)	49,996,929
Cash and cash equivalents	11,559,045
Cash denominated in foreign currencies (cost $137,185)	254,090
Interest receivable	357,200
Prepaid assets	44,274

Total Assets	$176,459,482

Liabilities
Repurchase amounts payable	$5,120,384
Investment purchases payable	4,080,482
Management fee payable	488,882
Professional fees payable	202,250
Due to Custodian	101,187
Organizational expense payable	66,962
Custodian fees payable	26,457
Board of Managers fees payable	22,500
Other expenses payable	12,833
Accounting and administration fees payable	11,251

Total Liabilities	$10,133,188

Members' Equity	$166,326,294

Members' Equity consists of:
Members' Equity paid-in	$147,859,221
Accumulated net investment loss	(365,510)
Accumulated net realized gain on investments and foreign currency translation	1,968,136
Accumulated net unrealized appreciation on investments and foreign currency translation	16,864,447

Total Members' Equity	$166,326,294

The accompanying notes are an integral part of these Financial Statements.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Statement of Operations
For the Year Ended March 31, 2011

Investment Income
Dividends	$201,500
Interest	1,745,502
Miscellaneous income	170

Total Investment Income	$1,947,172

Operating Expenses
Management fee	$1,219,606
Professional fees	442,630
Board of Managers' fees	90,000
Accounting and administration fees	86,624
Insurance expense	54,898
Organizational expense	35,473
Custodian fees	24,508
Other expenses	63,510
Total Operating Expenses	$2,017,249

Expense Waivers	$(15,680)

Total Net Operating Expenses	$2,001,569

Net Investment Income	$(54,397)

Net Realized Gain and Change in Unrealized Appreciation on Investments and Foreign Currency

Net realized gain on foreign currency contracts	$1,093
Net realized gain distributions from underlying funds	1,848,889
Net change in accumulated unrealized appreciation on:
Investments	14,923,458
Foreign currency translation	390,285

Net Realized Gain and Change in Unrealized Appreciation on Investments and Foreign Currency	$17,163,725

Net Increase in Members' Equity from Operations	$17,109,328

The accompanying notes are an integral part of these Financial Statements.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Statement of Changes in Members' Equity
For the periods ended March 31, 2010 and March 31, 2011

			Total
	Advisers	Members'	Members'
	Equity	Equity	Equity

Members' Equity at July 1, 2009	$-	$-	$-
Capital contributions	-	26,910,000	26,910,000
Capital withdrawals	-	(53,991)	(53,991)
Net investment loss	-	(311,113)	(311,113)
Net realized gain from investments	-	935	935
Net realized gain on foreign currency contracts	-	5,884	5,884
Net realized gain distributions from Underlying Funds	-	111,335	111,335
Net change in accumulated unrealized appreciation on investments and foreign currency translation	-	1,550,704	1,550,704
Adviser's Incentive Allocation from July 1, 2009 to March 31, 2010	135,777	(135,777)	-

Members' Equity at March 31, 2010	$135,777	$28,077,977	$28,213,754
Capital contributions	$-	$128,139,484	$128,139,484
Capital withdrawals	(1,236,977)	(5,899,295)	(7,136,272)
Net investment income	-	(54,397)	(54,397)
Net realized gain on foreign currency contracts		1,093	1,093
Net realized gain distributions from Underlying Funds	-	1,848,889	1,848,889
Net change in accumulated unrealized appreciation on investments and foreign currency translation	-	15,313,743	15,313,743
Adviser's Incentive Allocation from April 1, 2010 to March 31, 2011	1,710,937	(1,710,937)	-

Members' Equity at March 31, 2011	$609,737	$165,716,557	$166,326,294

The Advisers' Capital account in the Fund is maintained soley for the purpose of allocating the Incentive Allocation.

The accompanying notes are an integral part of these Financial Statements.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows
For the Year Ended March 31, 2011

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity from Operations	$17,109,328
Adjustments to reconcile Net Increase in Members' Equity from Operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on investments	(14,916,551)
Net change in accumulated unrealized appreciation from foreign currency translation	(5,917)
Purchases of Private Equity Investments	(97,321,140)
Distributions received from Private Equity Investments	2,796,512
Net (purchases) sales of short-term investments	(27,063,200)
Decrease in proceeds from distributions	2,287
Increase in dividends and interest receivable	(354,148)
Increase in prepaid assets	(136)
Increase in investment purchases payable	4,080,482
Increase in due to custodian	101,187
Increase in management fee payable	433,035
Increase in repurchase amounts payable	5,120,384
Increase in organizational expense payable	19,260
Increase in professional fee payable	92,155
Increase in accounting and administration fees payable	3,668
Increase in custodian fees payable	20,157
Increase in other expenses payable	10,988
Net Cash Used in Operating Activities	$(109,871,649)

CASH FLOWS FROM FINANCING ACTIVITIES
Members' capital contributions	$128,139,484
Members' capital withdrawals	(7,136,272)

Net Cash Provided by Financing Activities	$121,003,212

Net change in cash and cash equivalents	$11,131,563

Cash and cash equivalents at beginning of period	681,572

Cash and Cash Equivalents at End of Period	$11,813,135

The accompanying notes are an integral part of these Financial Statements.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Financial Highlights

		Period from Commencement
		of Operations -
	Year Ended	July 1, 2009 through
	March 31, 2011	March 31, 2010

Total Return Before Incentive Allocation(1)	11.08%	4.30	%(3)

Total Return After Incentive Allocation(1)	9.95%	3.80	%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	$166,326	$28,214

Net investment gain (loss) to average net assets, excluding Incentive Allocation	(0.06)%	(3.02	)%(4)
Ratio of gross expenses to average net assets, excluding Incentive Allocation(2)	2.20%	4.96	%(4) (5)
Incentive Allocation to average net assets	1.86%	0.99	%(3)
Ratio of gross expenses and Incentive Allocation to average net assets(2)	4.06%	5.95	%(4) (5)
Expense waivers to average net assets	(0.02)%	(1.16	)%(4)
Ratio of net expenses and Incentive Allocation to average net assets	4.04%	4.79	%(4)
Ratio of net expenses to average net assets, excluding Incentive Allocation	2.18%	3.79	%(4) (5)

Portfolio Turnover	5.71%	13.05	%(3) (5)

(1)
Total investment return based on per unit net asset value reflects the changes in net asset value based on the effects of the performance of the Master Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by management.
(3)	Not annualized
(4)	Annualized
(5)	The Organizational Expenses and Incentive Allocation are not annualized

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2011

1.	Organization

Partners Group Private Equity (Master Fund), LLC (the “Master Fund”) was organized as a limited liability company under the laws of the State of Delaware on August 4, 2008 and commenced operations on July 1, 2009. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended.  A Board of Managers (the “Board”) has overall responsibility for the management and supervision of the business operations of the Master Fund.  To the fullest extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, any committee of the Board, or the Adviser.  The objective of the Master Fund is to seek attractive long-term capital appreciation by investing in a diversified portfolio of private equity investments.

The Master Fund is a master investment portfolio in a master-feeder structure.  Partners Group Private Equity, LLC, Partners Group Private Equity (Institutional), LLC, Partners Group Private Equity (TEI), LLC, and Partners Group Private Equity (Institutional TEI), LLC, (collectively “the Feeders”) invest substantially all of their assets, directly or indirectly, in the limited liability company interests (“Interests”) of the Master Fund and become members of the Master Fund (“Members”).

2.	Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Master Fund’s accounting and reporting policies conform with generally accepted accounting principles within the United States (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Master Fund include direct, primary and secondary private equity investments (collectively, “Private Equity Investments”).

Private Equity Investments

The Master Fund values interests in Private Equity Investments at fair value, which ordinarily is based on the value determined by their respective investment managers, in accordance with procedures established by the Board. Private Equity Investments are subject to the terms of their respective offering documents.  Valuations of Private Equity Investments are subject to estimates and are net of management and performance incentive fees or allocations that may be payable pursuant to such offering documents.  If the Adviser determines that the most recent value reported by a Private Equity Investment does not represent fair value or if a Private Equity Investment fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The following is a summary of the inputs used in valuing the Master Fund's Private Equity Investments at fair value.  The inputs or methodology used for valuing the Master Fund's Private Equity Investments are not necessarily an indication of the risk associated with investing in those investments.  The Master Fund's valuation procedures require evaluation of all relevant factors available at the time the Master Fund values its investments.  The fair values of financial instruments traded in active markets are based on quoted market prices at the end of the reporting period.  The quoted market price used for financial assets held by the Company is the bid price at the end of the reporting period.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2011 (continued)

2.	Significant Accounting Policies (continued)
b. Valuation of Investments (continued)

In assessing the fair value of non-traded financial instruments, the Company uses a variety of methods such as time of last financing, earnings and multiple analysis, discounted cash flow and third party valuation, and makes assumptions that are based on market conditions existing at each end of the reporting period.  Quoted market prices or dealer quotes for specific similar instruments are used for long-term debt where appropriate.  Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments.

Daily Traded Direct Investments

The Master Fund values direct investments traded (1) on one or more of the U.S. national securities exchanges or the OTC Bulletin Board at their last sales price, and (2) on NASDAQ will be valued at the NASDAQ Official Closing Price, at the close of trading on the exchanges or markets where such securities are traded for the business day as of the relevant determination date.  If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded.  Securities traded on a foreign securities exchange generally will be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate provided by a recognized pricing service.

Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers.  High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of 60 days or less are valued by the Adviser at amortized cost, which the Boards of Managers have determined to approximate fair value.

The Master Fund has adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in investment companies that have calculated net asset value in accordance with the specialized accounting guidance for investment companies. Accordingly, in circumstances in which net asset value of an investment in an investment company is not determinative of fair value, the Master Fund estimates the fair value of such investment using the net asset value of the investment (or its equivalent) without further adjustment, if the net asset value of the investment is determined in accordance with the specialized accounting guidance for Investment Companies as of the reporting entity's measurement date.

c. Cash and Cash Equivalents

Pending investment in Private Equity Investments and in order to maintain liquidity, the Master Fund holds cash, including amounts held in foreign currency and short-term interest bearing deposit accounts.  At times, such amounts may exceed federally insured limits.

The Master Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

d. Foreign Currency Translation

The books and records of the Master Fund are maintained in U.S. dollars.  Generally, assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at the transaction date exchange rates.  As of March 31, 2011 the Master Fund has four investments denominated in Euros, four investments denominated in Australian Dollars, two investments denominated in Swedish Kronor, one investment denominated in Norwegian Kronor, and one investment denominated in British Pounds.  The Master Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the period.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2011 (continued)

2.	Significant Accounting Policies (continued)

e. Investment Income

The Master Fund initially records distributions of cash or in-kind securities at fair value from Private Equity Investments based on the information from distribution notices when distributions are received. Thus, the Master Fund would recognize within the Statement of Operations its share of realized gains or (losses) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions, from managers of the Private Equity Investments. Unrealized depreciation on investments, within the Statement of Operations, includes the Master Fund’s share of unrealized gains and losses, realized undistributed gains, and the Master Fund’s share of undistributed net investment income or (loss) from Private Equity Investments for the relevant period.

f. Master Fund Expenses

The Master Fund bears all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; managers’ fees; and expenses of meetings of the Board.

g. Organization and Offering Expenses

Costs incurred in connection with the organization of the Fund were $140,291 of which $62,721 was waived on behalf of the Master Fund by the Adviser and will not be borne by the Fund.  $42,097 was expensed for the fiscal period ended March 31, 2010 and the remaining $35,473 was expensed for the fiscal year ended March 31, 2011.

h. Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax.  For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund’s profit and loss.

The Master Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions.  The  Financial Accounting Standards Board (“FASB”) issued Accounting for Uncertainty in Income Taxes which, requires the Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of March 31, 2011, the tax years from the year 2010 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

i. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results can differ from those estimates.

3.	Fair Value Measurements

In January 2010, the FASB issued Improving Disclosures about Fair Value Measurements, which clarifies existing disclosure and requires additional disclosures for fair value measurements.  Effective for interim and annual reporting periods beginning after December 31, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 31, 2010, and for interim periods within those fiscal years, entities need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross rather than net basis.  Management continues to evaluate the application of Improving Disclosure about Fair Value Measurements to the Master Funds, and is not in a position at this time to evaluate the significance of its impact, if any on the Master Fund’s financial statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2011 (continued)

3.	Fair Value Measurements (continued)

As required by Fair Value Measurements, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or of the investments were liquidated at the valuation date.  Fair Value Measurements established a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•     Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date.  The type of investment included in Level I include marketable securities that are primarily traded on a securities exchange or over-the-counter.   The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day.  As required by Fair Value Measurements, the Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

•     Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level I pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data.  Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities.  The fair value of legally restricted equity securities is generally may be discounted depending on the likely impact of the restrictions on liquidity and Adviser’s estimates.

•     Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment.  The inputs into the determination of fair value require significant management judgment or estimation.  Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded.  The fair value for investment using Level 3 pricing inputs are based on Adviser’s estimates which consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to EBITDA or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis. When the inputs used to measure fair value may fall into different levels of the fair value hierarchy, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Due to the inherent uncertainty of valuations, estimates values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2011 (continued)

3.	Fair Value Measurements (continued)

Investments	Level 1	Level 2	Level 3	Total
Direct Investments*	$-	$-	$61,284,877	$61,284,877
Primary Investments*	-	-	976,299	976,299
Secondary Investments*	-	-	51,986,768	51,986,768
Short-Term Investments	49,996,929	-	-	49,996,929
Total	$49,996,929	$-	$114,247,944	$164,244,873

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Direct Investments	Primary Investments	Secondary Investments	Total
Balance as of April 1, 2010	$994,968	$-	$3,804,627	$4,799,595
Realized gain	-	-	-	-
Net change in unrealized appreciation	5,087,682	118,636	9,405,181	14,611,236
Net purchases	55,202,227	857,663	38,776,960	94,836,850
Net transfers in or out of Level 3	-	-	-	-
Balance as of March 31, 2011	$61,284,877	$976,299	$51,986,768	$114,247,944

The amount of the net change in unrealized appreciation/depreciation for the year ended March 31, 2011 relating to investments in Level 3 assets still held at March 31, 2011 is $14,611,236, which is included as a component of net change in unrealized appreciation on investments in Private Equity Investments.

*
Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company.   Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.  Secondary investments involve acquiring single or portfolios of assets on the secondary market.

4.	Allocation of Members’ Capital

Net profits or net losses of the Master Fund for each Allocation Period (as defined below) are allocated among and credited to or debited against the capital accounts of the Members. Each Allocation Period begins on the day after the last day of the preceding Allocation Period and ends at the close of business on the first to occur thereafter of: (1) the last day of a calendar month, (2) the last day of a taxable year; (3) the day preceding a day on which Interests are purchased, (4) a day on which Interests are repurchased by the Master Fund pursuant to tenders of Interests by Members, or (5) a day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

5.	Subscription and Repurchase of Members’ Interests

Interests are generally offered for purchase as of the first day of each calendar month, except that Interests may be offered more or less frequently as determined by the Board in its sole discretion.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2011 (continued)

5.	Subscription and Repurchase of Members’ Interests (continued)

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase Interests from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board.  In determining whether the Master Fund should offer to repurchase Interests, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors.  The Adviser anticipates recommending to the Master Fund Board that, under normal circumstances, the Master Fund conduct repurchase offers quarterly on or about each January 1st, April 1st, July 1st and October 1st.  The Master Fund does not intend to distribute to the Members any of the Master Fund’s income, but currently expects to reinvest substantially all income and gains allocable to the Members.

6.	Management Fees, Incentive Allocation, and Fees and Expenses of Managers

The Adviser is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the "Investment Management Agreement"). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Master Fund's investment program.

In consideration for such services, the Master Fund pays the Adviser a monthly management fee equal to 1/12th of 1.25% (1.25% on an annualized basis) of the greater of (i) the Master Fund’s net asset value and (ii) the Master Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Master Fund that have not yet been drawn for investment.

In addition, at the end of each calendar quarter (and at certain other times), an amount (the “Incentive Allocation”) equal to 10% of the excess, if any, of (i) the allocable share of the net profits of the Master Fund for the relevant period of each Member over (ii) the then balance, if any, of that Member’s Loss Recovery Account (as defined below) will be debited from such Member’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser) in the Master Fund maintained solely for the purpose of being allocated the Incentive Allocation and thus, does not participate in the Members’ Equity Allocation.

The Master Fund maintains a memorandum account for each Member (each, a “Loss Recovery Account”).  Each Member’s Loss Recovery Account has an initial balance of zero and is (i) increased upon the close of each Allocation Period by the amount of the relevant Member’s allocable share of the net losses of the Master Fund for the Allocation Period, and (ii) decreased (but not below zero) upon the close of such Allocation Period by the amount of such Member’s allocable share of the net profits of the Master Fund for the Allocation Period. The Incentive Allocation is calculated and charged to each Member as of the end of each Allocation Period. The Allocation Period with respect to a Member whose Interest is repurchased or is transferred in part is treated as ending only for the portion of Interests so repurchased or transferred.  In addition, only the net profits of the Master Fund, if any, and the balance of the Loss Recovery Account attributable to the portion of the Interest being repurchased or transferred (based on the Member’s capital account amount being so repurchased or transferred) is taken into account in determining the Incentive Allocation for the Allocation Period then ending.  The Member’s Loss Recovery Account is not adjusted for such Member’s allocable share of the net losses of the Master Fund, if any, for the Allocation Period then ending that are attributable to the portion of the Interest so repurchased or transferred.  For the year ended March 31, 2011 an aggregate Incentive Allocation of $1,710,937 was credited to the Incentive Allocation Account.

Each member of the Board who is not an “interested person” of the Master Fund (the “Independent Board”), as defined by the 1940 Act, receives a fee of $35,000 per year, plus a one-time start-up bonus of $5,000 in connection with the establishment of the Master Fund. In addition, the Master Fund pays an additional fee of $10,000 per year (i) to the Chairman of the Board and to the Chairman of the Audit Committee.  All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – March 31, 2011 (continued)

7.	Accounting, Administration, and Custodial Agreement

In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays UMB Fund Services, Inc. (the “Administrator”) a monthly administration fee based on the month-end net asset value of the Master Fund, subject to certain minimums.  The Administrator also provides regulatory administrative services, transfer agency functions, and shareholder services at an additional cost.  For these services the Administrator receives a fixed monthly fee, basis points on net assets, and a monthly fee based on the number of Member accounts as well as reasonable out of pocket expenses. For the year ended March 31, 2011, the total administration fee was $86,624.

UMB Bank, N.A. serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund.

8.	Investment Transactions

Total purchases of Private Equity Investments for the year ended March 31, 2011 amounted to $97,633,362. Total distribution proceeds from redemptions of Private Equity Investments for the year ended March 31, 2011 amounted to $2,796,512. The cost of investments in Private Equity Investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such Private Equity Investments. The Master Fund relies upon actual and estimated tax information provided by the Private Equity Investments as to the amounts of taxable income allocated to the Master Fund as of March 31, 2011.

9.	Indemnification

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications.  The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.	Commitments

As of March 31, 2011, the Master Fund had contributed 76% or $100,796,504 of the total of $132,404,269 in capital commitments to the Private Equity Investments.  Segregated by category on the Master Fund Schedule of Investments, Direct Investments contributed $55,962,827 of $56,695,173 in total commitments, Secondary Investments contributed $43,854,547 of $70,459,096 in total commitments, and Primary Investments contributed $979,130 of $5,250,000 in total commitments as of March 31, 2011.

11.	Risk Factors

An investment in the Master Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund invests substantially all of its available capital in Private Equity Investments. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years.  The Master Fund may have a concentration of investments, as permitted by the private placement offering memorandum, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner.

Interests in the Master Fund provide limited liquidity since Members will not be able to redeem Interests on a daily basis because the Master Fund is a closed-end fund. Therefore investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

A further discussion of the risks associated with an investment in the Master Fund is provided in the Confidential Private Placement Memorandum and Statement of Additional Information.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Fund through the date the financial statements were issued, and has determined that the following subsequent events require disclosure in the financial statements. Effective April 1, 2011 and May 1, 2011, there were additional capital contributions to the Fund in the amounts of $27,395,338 and $11,380,031, respectively.  In addition, the board accepted tender requests in the amount of $214,767, which will be effective as of June 30, 2011.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Fund Management (unaudited)

The identity of the Board Members and brief biographical information as of March 31, 2011 is set forth below.  The Master Fund’s Statement of Additional Information includes additional information about the Board Members and is available, without charge, by calling 1-877-748-7209.

INDEPENDENT MANAGERS

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE MASTER FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY MANAGER	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY MANAGER OR OFFICER
James Frederick Munsell Year of Birth: 1941 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Chairman and Manager	Since Inception	Senior Counsel, Cleary Gottlieb Steen & Hamilton LLP (2001-Present); Senior Managing Director, Brock Capital Group LLC (2008-Present).	5
Robert J. Swieringa Year of Birth: 1942 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Manager	Since Inception	Professor of Accounting, S.C. Johnson Graduate School of Management at Cornell University (1997-Present); Director, The General Electric Company (2002-Present); Anne and Elmer Lindseth Dean, S.C. Johnson Graduate School of Management at Cornell University (1997-2007).	5

INTERESTED MANAGERS AND OFFICERS

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE MASTER FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY MANAGER	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY MANAGER OR OFFICER
Urs Wietlisbach Year of Birth: 1961 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Manager	Since Inception	Partner, Partners Group (1996-Present). Director, Partners Group Holding (AG) (1996-Present)	5

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Fund Management (unaudited) (continued)

INTERESTED MANAGERS AND OFFICERS (continued)

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE MASTER FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY MANAGER	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY MANAGER OR OFFICER
Urs Wietlisbach Year of Birth: 1961 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Manager	Since Inception	Partner, Partners Group (1996-Present). Director, Partners Group Holding (AG) (1996-Present)	5
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE MASTER FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY MANAGERS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY MANAGERS OR OFFICER
Scott Higbee Year of Birth:1973 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	President	Since Inception	Partner, Partners Group (2006-Present); Partners Group (2001-Present); Senior Associate; PricewaterhouseCoopers LLP (1997-1999); Director, Partners Group (USA), Inc. (2006-Present); Director, Partners Group Real Estate LLC (2007-Present).	5
Robert Collins Year of Birth:1976 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Chief Financial Officer	Since Inception	Vice President, Partners Group (2008-Present); Partners Group (2005-Present); Corporate Strategic Planning/M&A, Pfizer, Inc. (2004); Associate Director, UBS Warburg LLC/PaineWebber (1998-2003).	5
Brooks Lindberg Year of Birth:1972 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Chief Compliance Officer	Since Inception	Partner, Partners Group (2008-Present); Partners Group (2002-Present); Paradigm Properties (1998-2000); Director, Partners Group (USA), Inc. (2008-Present); Director, Partners Group Real Estate LLC (2008-Present).	5
Joshua B. Deringer Year of Birth: 1974 One Logan Square, Ste 2000 Philadelphia, PA 19103-6996	Secretary	Since Inception	Partner, Drinker Biddle & Reath LLP (2009-Present); Drinker Biddle & Reath LLP (2001-Present).	5
* The Fund Complex consists of the Master Fund, Partners Group Private Equity, LLC, Partners Group Private Equity (Institutional), LLC, Partners Group Private Equity (TEI), LLC and Partners Group Private Equity ((Institutional TEI), LLC.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Other Information (unaudited)

Proxy Voting

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling 1-877-591-4656 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management Agreement

At a meeting of the Board of the Master Fund held on November 19, 2010, by a unanimous vote, the Board of the Master Fund, including a majority of the Managers who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Managers”), approved the Investment Management Agreement (the “Agreement”).

In advance of the meeting, the Independent Managers requested and received extensive materials from the Adviser to assist them in considering the approval of the Agreement. The materials provided by the Adviser contained information including detailed comparative information relating to the performance, advisory fees and other expenses of the Master Fund and the Members of the Master Fund managed by the Adviser (collectively, the “Funds”).

The Board engaged in a detailed discussion of the materials with management of the Adviser. The Independent Managers then met separately with independent counsel to the Independent Managers for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Agreement.

Discussion of Factors Considered

The Board considered, among other things: (1) the nature and quality of the advisory services expected to be rendered, including, the complexity of the services expected to be provided; (2) the experience and qualifications of the personnel that will be providing such services; (3) the proposed fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs that may be incurred by the Adviser and its affiliates in performing advisory services for the Master Fund, the basis of determining and allocating these costs, and the estimated profitability to the Adviser and its affiliates in performing such services; (5) possible economies of scale arising from any anticipated growth of the Funds and the extent to which these would be passed on to the Funds; (6) other compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Master Fund; (7) possible alternative fee structures or bases for determining fees; (8) the fees charged by the Adviser and other investment advisers to similar clients and in comparison to industry fees for similar services; and (9) possible conflicts of interest that the Adviser may have with respect to the Funds.

The Board concluded that the nature, extent and quality of the services to be provided by the Adviser to the Master Fund are appropriate and consistent with the terms of the Master Fund’s LLC Agreement, that the quality of those services are anticipated to be consistent with industry norms and that the Master Fund is likely to benefit from the Adviser’s management of the Master Fund investment program.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Other Information (unaudited) (continued)

The Board noted that the performance of the Master Fund had been good for the relevant time periods.
The Board also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Master Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel.

The Board considered the anticipated costs of the services provided by the Adviser, and the compensation and benefits received by the Adviser in providing services to the Master Fund.  The Board reviewed the financial statements of the Adviser’s parent.  In addition, the Board considered any direct or indirect revenues which could be received by affiliates of the Adviser.  The Boards concluded that the Adviser’s anticipated fees and profits to be derived from its relationship with the Master Fund in light of the Fund’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable funds.  The Board also concluded that the overall expense ratios of the Funds were reasonable, taking into account the projected size of the Funds and the quality of services to be provided by the Adviser.

The Board considered the extent to which economies of scale could be realized, and whether fee levels would reflect those economies, noting that as the Funds grew, there would be economies of scale realized.
The Board considered all factors and no one factor alone was deemed dispositive.

Conclusion

After receiving full disclosure of relevant information of the type described above, the Board of Managers of the Master Fund concluded that the compensation and other terms of the Agreement were in the best interests of the Master Fund’s Members.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Other Information (unaudited) (continued)

Privacy Policy

FACTS	WHAT DOES PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC DO WITH YOUR PERSONAL INFORMATION?
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What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
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•           wire transfer instructions
•           checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons Partners Group Private Equity (Master Fund), LLC chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Partners Group Private Equity (Master Fund), LLC share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-877-748-7209

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Other Information (unaudited) (continued)

What we do
How does Partners Group Private Equity (Master Fund), LLC protect my personal informatCTion?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Privacy Policy (continued)
How does Partners Group Private Equity (Master Fund), LLC collect my personal information?
We collect your personal information, for example, when you

▪      open an account
▪      provide account information
▪      give us your contact information
▪      make a wire transfer
▪      tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

▪sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪affiliates from using your information to market to you
▪sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control.  They can be financial and nonfinancial companies.

▪      Our affiliates include companies with a Partners Group name,  such as Partners Group (USA) Inc. investment adviser to the Fund and other funds, and Partners Group AG.

Nonaffiliates
Companies not related by common ownership or control.  They can be financial and nonfinancial companies.

▪      Partners Group Private Equity (Master Fund), LLC doesn’t share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Partners Group Private Equity (Master Fund), LLC doesn’t jointly market.

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The  registrant  has not granted  any  waivers, during the period covered by this report, including  an implicit waiver,  from a  provision  of the code of ethics  that  applies to the registrant's principal executive officer,  principal financial officer, principal  accounting  officer or  controller,  or  persons  performing similar functions, regardless of whether these individuals are employed by the registrant or a third party,  that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of managers has determined that Mr. Robert J. Swieringa is qualified to serve as the audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

This is the Registrant’s first year of operations; therefore, there are no fees from the prior fiscal year:

(a)  The  aggregate  fees billed for the last fiscal year for professional  services  rendered by the principal  accountant  for the audit of the registrant's annual financial statements or services that are normally  provided by the accountant in connection  with statutory and  regulatory  filings or  engagements  for that fiscal year are $31,250.

Audit-Related Fees

(b)  The aggregate fees billed in the last fiscal year for assurance and related  services by the principal  accountant  that are reasonably related to the performance of the audit of the registrant's financial  statements and are not reported under paragraph (a) of this Item are $0 for 2011.  The fees listed in item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

(c)  The  aggregate  fees  billed in the last fiscal year for professional  services  rendered by the principal  accountant  for tax compliance,  tax advice,  and tax planning are $0 for 2011.

All Other Fees

(d)  The  aggregate  fees  billed in the last fiscal year for products and services provided by the principal accountant, other than the services  reported in paragraphs  (a) through (c) of this Item are $0 for 2011.

(e)(1)  Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

(h) The registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICY

Partners Group Private Equity (Master Fund), LLC, Partners Group Private Equity, LLC, Partners Group Private Equity (Institutional), LLC,  and Partners Group Private Equity (TEI), LLC (the “Funds”) are clients of Partners Group (USA) Inc. (“the “Adviser”).  All proxy voting responsibilities of the Funds are performed by the Adviser, with the assistance of administrator of the Funds.

The Adviser shall vote the proxies appurtenant to all shares of corporate stock or ownership interest owned by each Fund for which it serves as adviser, and the Adviser shall vote said proxies strictly in accordance with the proxy voting policies submitted by that firm to and approved by the Board of Managers.

The Adviser acts as fiduciary in relation to the portfolios of the Funds and any other clients that it may manage in the future and the assets entrusted by them to their management.  Where the assets placed in the Adviser’s care include shares of corporate stock or ownership interest, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is the Adviser’s duty as a fiduciary to vote all proxies relating to such shares.

The Adviser has an obligation to vote all proxies received from shares of corporate stock or ownership interest owned by its client accounts in the best interests of those clients.  In voting these proxies, the Adviser may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client.  The Adviser will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by the Adviser.  The Adviser shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

In order to carry out its responsibilities in regard to voting proxies, the Adviser must track all shareholder/interest holder meetings convened by companies whose shares are held in the Adviser client accounts, identify all issues presented to shareholder/interest holders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

In addition, the Adviser may engage the services of an independent third party (“Proxy Firm”) to cast proxy votes according to the Adviser’s established guidelines.  The Proxy Firm will promptly notify the Adviser of any proxy issues that do not fall under the guidelines set forth below.  The Adviser does not believe that conflicts of interest will generally arise in connection with its proxy voting policies.

Generally, the Adviser views that proxy proposals can be grouped into six broad categories as follows:

I.              Election of Board of Directors

•
The Adviser will generally vote in support of management’s nominees for the board of directors; however, the Adviser may choose not to support management’s proposed board if circumstances warrant such consideration.

II.            Appointment of Independent Auditors

•	The Adviser will support the recommendation of the respective corporation’s board of directors.

III.           Issues of Corporate Structure and Shareholder/Interest Holder Rights

•
Proposals may originate from either management or shareholder/interest holders, and among other things, may request revisions to the corporate bylaws that will affect shareholder/interest holder ownership rights.  The Adviser does not generally support obstacles erected by corporations to prevent mergers or takeovers with the view that such actions may depress the corporation’s marketplace value.

•	The Adviser supports the following types of corporate structure and shareholder/interest holder rights proposals:
o	Management proposals for approval of stock/interest repurchase programs; stock splits (including reverse splits).
o	Authorization to increase shares outstanding.
o	The ability of shareholder/interest holders to vote on shareholder/interest holder rights plans (poison pills).
o	Shareholder/interest holder rights to eliminate or remove supermajority provisions.
o	Shareholder/interest holders’ rights to call special meetings and to act by written consent.
o	Shareholder/interest holders’ rights to call special meetings and to act by written consent.
•	the Adviser votes against management on the following items which have potentially substantial financial or best interest impact:

o
Capitalization changes that add “blank check” classes of stock or classes that dilute the voting interests of existing shareholder/interest holders which are contrary to the best interest of existing shareholder/interest holders.

o	Anti-takeover and related provisions that serve to prevent the majority of shareholder/interest holders from exercising their rights or effectively deter appropriate tender offers and other offers.
o	Amendments to bylaws which would require super-majority shareholder/interest holder votes to pass or repeal certain provisions.
o	Elimination of shareholder/interest holders’ right to call special meetings.
o	Establishment of classified boards of directors.
o	Reincorporation in a state which has more stringent anti-takeover and related provisions.
o
Shareholder/interest holder rights plans that allow the board of directors to block appropriate offers to shareholder/interest holders or which trigger provisions preventing legitimate offers from proceeding.

o	Excessive compensation.
o	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholder/interest holders if triggered.

o	Adjournment of meeting to solicit additional votes.
o	“Other business as properly comes before the meeting” proposals which extend “blank check” powers to those acting as proxy.
o	Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

IV.           Mergers and Acquisitions

•	The Adviser evaluates Mergers and Acquisitions on a case-by-case basis. The Adviser uses its discretion in order to maximize shareholder/interest holder value. The Adviser generally votes as follows:

o	Against offers with potentially damaging consequences for minority shareholder/interest holders because of illiquid stock/interest, especially in some non-US markets.
o	For offers that concur with index calculators’ treatment and our ability to meet our clients’ return objectives for passive funds.
o	For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value.

V.            Executive and Director Equity-Based Compensation

•
The Adviser is generally in favor of properly constructed equity-based compensation arrangements.  The Adviser will support proposals that provide management with the ability to implement compensation arrangements that are both fair and competitive.  However, the Adviser may oppose management proposals that could potentially significantly dilute shareholder/interest holders’ ownership interests in the corporation.

VI.           Corporate Social and Policy Issues

•	Proposals usually originate from shareholder/interest holders and may require a revision of certain business practices and policies.

•
The Adviser believes, however, that typical business matters that directly or indirectly affect corporate profitability are primarily the responsibility of management.  The Adviser believes it is inappropriate to use client assets to address socio-political issues.  Therefore, social and policy issues reflected in shareholder/interest holder proposals should be subject to the approval of the corporation’s board of directors.

Conflicts

From time to time, the Adviser will review a proxy which presents a potential material conflict.  As a fiduciary to its clients, the Adviser takes these potential conflicts very seriously.  While the Adviser’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by the Adviser’s potential conflict, there are a number of courses the Adviser may take.  The final decision about which course to follow shall be made by the Adviser’s Proxy Committee.

When the matter falls clearly within one of the proposals enumerated above, casting a vote which simply follows the Adviser’s pre-determined policy would eliminate the Adviser’s discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that the Adviser believes more active involvement is necessary, the Adviser may employ the services of a Proxy Firm, wholly independent of the Adviser, and those parties involved in the proxy issue, to determine the appropriate vote.

Second, in certain situations the Adviser’s Proxy Committee may determine that the employment of a Proxy Firm is unfeasible, impractical or unnecessary.  In such situations, the Proxy Committee shall make a decision about the voting of the proxy.  The basis for the voting decision, including the basis for the determination that the decision is in the best interests of the Adviser’s clients, shall be formalized in writing.  As stated above, which action is appropriate in any given scenario would be the decision of the Proxy Committee in carrying out its duty to ensure that the proxies are voted in the clients’, and not the Adviser’s, best interests.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)   Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

              The following table provides biographical information about the members of the Investment Committee of Partners Group (USA) Inc. (the "Investment Adviser"), who are primarily responsible for the day-to-day portfolio management of the Partners Group Private Equity (TEI), LLC as of March 31, 2011:

Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member

Andreas Baumann	Senior Vice President	Since Inception	Senior Vice President, Partners Group (USA) Inc. (2003-Present).	Portfolio Management

Robert Collins	Vice President	Since Inception	Vice President, Partners Group (2008-Present); Partners Group (2005-Present); Corporate Strategic Planning/M&A, Pfizer, Inc. (2004); Associate Director, UBS Warburg LLC/PaineWebber (1998-2003).	Portfolio Management

Scott Essex	Senior Vice President	Since Inception	Senior Vice President, Partners Group (USA) Inc. (2008-Present); PG Zug (2007-2008); GE Capital (2004-2007).	Portfolio Management

Jennifer Haas	Vice President	Since Inception	Vice President, Partners Group (USA) Inc. (2006-Present); PG Zug (2005-2006).	Portfolio Management

Scott Higbee	President and Chief Executive Officer	Since Inception
Partner, Partners Group (2006-Present); Partners Group (2001-Present); Senior Associate; PricewaterhouseCoopers LLP  (1997-1999); Director, Partners Group (USA) Inc. (2006-Present); Director, Partners Group Real Estate LLC (2007-Present).
Portfolio Management

Adam Howarth	Vice President	Since Inception	Vice President, Partners Group (USA) Inc. (2008-Present); PG Zug (2007-2008); Credit Suisse Securities (USA) LLC (2007); HarbourVest Partners (2000-2005).	Portfolio Management

Brooks Lindberg	Chief Compliance Officer	Since Inception
Partner, Partners Group (2008-Present); Partners Group (2002-Present); Paradigm Properties (1998-2000); Director, Partners Group (USA) Inc. (2008-Present); Director, Partners Group Real Estate LLC (2008-Present).
Portfolio Management

(a)(2)  Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Partners Group Private Equity (TEI), LLC, for which the members of the Investment Committee of the Investment Adviser are primarily responsible for the day-to-day portfolio management as of March 31, 2011:

	Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:			Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:
	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Andreas Baumann	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Four accounts with a value of $487.5 million
Robert Collins	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Four accounts with a value of $487.5 million
Scott Essex	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Four accounts with a value of $487.5 million
Jennifer Haas	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Four accounts with a value of $487.5 million
Scott Higbee	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Four accounts with a value of $487.5 million
Adam Howarth	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Four accounts with a value of $487.5 million
Brooks Lindberg	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Zero accounts	Four accounts with a value of $487.5 million

Potential Conflicts of Interests

Members of the Portfolio Management Team are involved in the management of other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles.  Members of the Portfolio Management Team may manage separate accounts or other pooled investment vehicles that may have materially higher or different fee arrangements than the Fund and the Master Fund and may also be subject to performance-based fees.  The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities.

The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner.  The Adviser seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and reasonable manner.  To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3)    Compensation Structure of Portfolio Manager(s) or Management Team Members

The Adviser is a wholly-owned subsidiary of Partners Group Holding AG (“Partners Group Holding”) and an affiliate of Partners Group AG, the principal operating subsidiary of Partners Group Holding. Partners Group Holding is an employee owned limited liability company. The ownership structure is designed to motivate and retain employees. Current employees own a majority of Partners Group Holding.

The Portfolio Management Team and other employees of the Adviser are compensated with a fixed annual salary, which is typically supplemented by an annual bonus based on individual and team based performance. Key professionals, including the Portfolio Management Team, are additionally compensated through equity participation in Partners Group Holding.

This equity ownership is structured in a manner designed to provide for long-term continuity. Accordingly, the vesting parameters of equity incentives are rather stringent. Any equity or option holder intending to leave the firm has the obligation to render his or her unvested interest back to the company, either in the form of equity shares or options depending upon the extent of ownership interest. As a result, the Adviser believes that members of the Portfolio Management Team have a strong interest to remain with the firm over the long term.

(a)(4)   Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee of the Investment Manager indirectly in the Master Fund as of March 31, 2011:

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned
Not Applicable	None

(b)       Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)       The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b)      Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  Partners Group Private Equity (TEI), LLC

By (Signature and Title)*
/s/ Scott Higbee___________________
Scott Higbee, President &
Chief Executive Officer
(principal executive officer)

Date                    June  9, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Scott Higbee___________________
Scott Higbee, President &
Chief Executive Officer
(principal executive officer)

Date                    June  9, 2011

By (Signature and Title)*

/s/ Robert Collins___________________
Robert Collins, Chief Financial Officer
(principal financial officer)

Date                    June  9, 2011
* Print the name and title of each signing officer under his or her signature.